FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        October 25, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Money Market Trust
            (the trust):

            Retirement Government Money
            Market Portfolio
            Retirement Money Market
            Portfolio (the funds)

            File Nos. 2-62417 and 811-2861

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,



        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary